Intangible Assets, Net (Details) - Schedule of Intangible Asset, Net - Intangible Assets [Member]	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Intangible Asset, Net [Line Items]
Software	¥ 2,324,733	$ 326,196	¥ 2,096,218
Less: accumulated depreciation	(207,661)	(29,138)	(101,350)
Total	2,117,072	297,058	1,994,868
Less: impairment charges	(567,017)	(79,561)
Intangible assets, net	¥ 1,550,055	$ 217,497	¥ 1,994,868